Fee Income (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Fee Income

For the years ended December 31,	2024	2023
Fee income from service contracts:
Distribution fees	$1,026	$973
Fund management and other asset-based fees	6,089	5,595
Administrative service and other fees	1,466	1,264
Total fee income	$8,581	$7,832